INTANGIBLE ASSETS AND GOODWILL - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 25,481	$ 25,613
Accumulated Amortization and Impairments	(18,741)	(17,123)
Net Carrying Amount	6,740	8,490
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	27,186	27,324
Intangible Assets, Net (Excluding Goodwill)	8,445	10,201
Acquired IPR&D not in service
Indefinite-lived Intangible Assets [Line Items]
Net Carrying Amount	7	13
B&L Trademark
Indefinite-lived Intangible Assets [Line Items]
Net Carrying Amount	$ 1,698	1,698
Product brands
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (Years)	6 years
Gross Carrying Amount	$ 20,890	21,011
Accumulated Amortization and Impairments	(14,914)	(13,544)
Net Carrying Amount	$ 5,976	7,467
Corporate brands
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (Years)	7 years
Gross Carrying Amount	$ 907	930
Accumulated Amortization and Impairments	(404)	(338)
Net Carrying Amount	$ 503	592
Product rights/patents
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (Years)	3 years
Gross Carrying Amount	$ 3,305	3,297
Accumulated Amortization and Impairments	(3,055)	(2,887)
Net Carrying Amount	$ 250	410
Partner relationships
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (Years)	1 year
Gross Carrying Amount	$ 169	166
Accumulated Amortization and Impairments	(168)	(165)
Net Carrying Amount	$ 1	1
Technology and other
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (Years)	3 years
Gross Carrying Amount	$ 210	209
Accumulated Amortization and Impairments	(200)	(189)
Net Carrying Amount	$ 10	$ 20